Leases - Contractual maturities (Details) ₨ in Thousands	Mar. 31, 2020 INR (₨)
Leases
Total	₨ 896,745
Year 1
Leases
Total	118,750
Years 2 - 5
Leases
Total	544,361
More than five years
Leases
Total	₨ 233,634